Cover	Aug. 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity File Number	001-40625
Entity Registrant Name	Clover Leaf Capital Corp.
Entity Central Index Key	0001849058
Entity Tax Identification Number	85-2303279
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1450 Brickell Avenue
Entity Address, Address Line Two	Suite 2520
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	577-0031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofoneshareof Class [Member]
Title of 12(b) Security	Units, each consisting of one share of Class
Trading Symbol	CLOEU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLOE
Security Exchange Name	NASDAQ
Rightseveryeight 8rightsentitlesthe [Member]
Title of 12(b) Security	Rights, every eight (8) rights entitles the
Trading Symbol	CLOER
Security Exchange Name	NASDAQ